Tax Exempt Insured (Prospectus Summary) | Tax Exempt Insured
Tax Exempt Insured Fund
Investment Goal
The investment goal of the SunAmerica Tax Exempt Insured Fund (the "Tax Exempt
Insured Fund" or the "Fund") is as high a level of current income exempt from federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 27 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 87 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Tax Exempt Insured		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 26-28 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tax Exempt Insured		Class A	Class B	Class C
Management Fees	[1]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses	[2]	0.42%	0.91%	0.48%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		1.27%	2.41%	1.98%
Fee Waivers and/or Expense Reimbursements		0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.92%	2.06%	1.63%
[1]	Pursuant to a Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica Asset Management Corp. under the Investment Advisory and Management Agreement equals 0.15% of average daily net assets. This Fee Waiver Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	"Other Expenses" include "acquired fund fees and expenses."

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Tax Exempt Insured (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	564	754	960	1,553
Class B	609	946	1,308	2,096
Class C	266	514	887	1,933

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Tax Exempt Insured (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	564	754	960	1,553
Class B	209	646	1,108	2,096
Class C	166	514	887	1,933

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy and Techniques of the Fund
The Fund's principal investment strategy is fixed income investing. The strategy of "fixed income investing" in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of municipal bonds and other municipal securities. Under normal market conditions, at least
80% of the Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes (including the federal alternative minimum tax), and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

The principal investment strategy of the Fund may be changed without shareholder approval. However, the principal investment technique of the Fund as set forth above, including the 80% investment policy, may not be changed without shareholder approval.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This could affect the value of the securities in the
Fund's portfolio.

Credit Risk. The Fund will invest in bonds with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing fixed-income securities. An issuer with a lower credit rating will be more likely than a higher-rated issuer to default or otherwise become unable to honor its financial obligations. In addition, with respect to the insured bonds held by the Fund, while the insurance reduces credit risk by insuring that the Fund will receive payment of principal and interest, it does not protect against fluctuations in the value of the Fund's shares caused by changes in interest rates or other factors. Moreover, rating agency downgrades of an insurer, or other events in the credit markets that may affect the insured bond market as a whole, may adversely  affect the value of the insured bonds held by the Fund. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund may pay for the insurance directly or indirectly.

Municipal Market Risk. Special factors relating to municipal securities could have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include, generally, political, or legislative changes and uncertainties related to the tax status of municipal securities or the rights of investors in these securities. In addition, in order to pay interest that is exempt from federal income taxes, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, even retroactively. In addition, the number of municipal insurers is relatively small, and, as a result, changes in the financial condition of an individual municipal insurer may affect the overall municipal market and the value of Fund securities insured by that insurer. To the extent that the Fund invests a larger portion of its assets in a particular named state's municipal securities, it will be more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences and terrorism or catastrophic natural disasters, such as hurricanes or earthquakes.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a portfolio manager, may fail to produce the intended return.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Barclays Capital Municipal Bond Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850 ext. 6003.

TAX EXEMPT INSURED FUND (Class A)

During the 10-year period sh own in the Bar Chart, the highest return for a quarter was 5.66% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.77% (quarter ended December 31, 2010).

The Fund's cumulative year-to-date return through the most recent calendar quarter ended June 30, 2011 was 3.45%.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Tax Exempt Insured	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		(4.26%)	2.06%	3.22%
Class B	Class B		(4.43%)	1.72%	3.08%
Class C	Class C		(1.10%)	2.41%	3.04%
After Taxes on Distributions Class A	Return After Taxes on Distributions (Class A)		(4.34%)	1.99%	3.03%
After Taxes on Distributions and Sales Class A	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	(1.58%)	2.24%	3.16%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index		2.38%	4.09%	4.84%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.